Interest-Bearing Loans and Borrowings - Schedule From Financing Activities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Borrowings	$ 542,350	$ 540,591	$ 514,929
Proceeds from Seller's credit agreement for the construction of six liquid barges	0	2,246	0
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	0	15,000	0
Proceeds from 2025 Notes, net of deferred finance costs	0	0	479,023
Proceeds from long term debt, net of deferred finance costs	37,000	0	24,854
Repayment of 2022 Notes	0	0	(375,000)
Repayment of long-term debt and payment of principal	(31,206)	(13,525)	(105,551)
Repayment of notes payable	(4,830)	(5,261)	(4,466)
Accretion of Notes payable / unwinding of discount	44	(119)	(161)
Term bank loan additional deferred finance cost	0	(91)	0
Amortization of deferred finance cost	3,937	3,509	2,806
Loss on debt extinguishment	0	0	4,157
Borrowings	$ 547,295	$ 542,350	$ 540,591